PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net cash used in operating activities	¥ 320,887	¥ 293,436	¥ (12,910)
Investing activities:
Net cash used in investing activities	(9,378,007)	(5,131,231)	(4,733,050)
Financing activities:
Proceeds from long-term borrowings	6,939,140	5,000,510	2,814,197
Payment of issuance cost of borrowings	(112,512)	(156,742)	(91,124)
Payment of commitment cost of borrowings	(45,968)
Repayment of long-term borrowings	(4,187,184)	(1,968,913)	(834,154)
Proceeds from exercise of stock options	78,748	55,469	16,866
Net proceeds from issuance of convertible bonds			1,867,304
Net proceeds from issuance of ordinary shares	15,974,517	4,934,126	1,283,308
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(65,489)	(25,014)
Net cash provided by financing activities	20,143,661	8,361,939	4,876,806
Effect of exchange rate changes on cash and restricted cash	(566,874)	164,370	206,302
Net increase in cash and restricted cash	10,519,667	3,688,514	337,148
Cash and restricted cash at beginning of year	5,973,262	2,284,748	1,947,600
Cash and restricted cash at end of year	16,492,929	5,973,262	2,284,748
Supplemental disclosures of cash flow information
Interest paid	1,113,443	841,388	633,063
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	10,089	7,984	6,357
Conversion of convertible bonds	65
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(45,269)	(48,514)	(33,729)
Investing activities:
Increase of due from subsidiaries	(4,940,005)	(4,473,682)	(3,846,353)
Net cash used in investing activities	(4,940,005)	(4,473,682)	(3,846,353)
Financing activities:
Proceeds from long-term borrowings		268,100	413,433
Payment of issuance cost of borrowings	(10,619)		(25,751)
Payment of commitment cost of borrowings	(45,968)
Repayment of long-term borrowings	(657,820)
Proceeds from exercise of stock options	78,748	55,469	16,866
Net proceeds from issuance of convertible bonds			1,867,304
Net proceeds from issuance of ordinary shares	15,974,517	4,934,126	1,283,308
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(65,489)	(25,014)
Net cash provided by financing activities	15,273,369	6,222,030	3,555,160
Effect of exchange rate changes on cash and restricted cash	(563,459)	70,291	143,216
Net increase in cash and restricted cash	9,724,636	1,770,125	(181,706)
Cash and restricted cash at beginning of year	2,587,613	817,488	999,194
Cash and restricted cash at end of year	12,312,249	2,587,613	817,488
Supplemental disclosures of cash flow information
Interest paid	92,509	88,818	24,308
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	10,089	¥ 7,984	¥ 6,357
Conversion of convertible bonds	¥ 65